ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 1,648,000
Less: allowance for doubtful accounts	0	$ 0	$ 0
Accounts Receivable, Net, Current	$ 1,648,000	$ 0	$ 0